Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

March 31, 2012

Dates Covered
Collections Period	03/01/12 - 03/31/12
Interest Accrual Period	03/15/12 - 04/15/12
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/12	337,657,670.75	31,996
Yield Supplement Overcollateralization Amount at 02/29/12	13,345,981.24	0

Receivables Balance at 02/29/12	351,003,651.99	31,996
Principal Payments	18,180,221.17	724
Defaulted Receivables	368,444.76	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/12	12,322,474.09	0

Pool Balance at 03/31/12	320,132,511.97	31,249

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	2,266,489.24	175
Past Due 61-90 days	462,794.31	32
Past Due 91 + days	83,390.62	10

Total	2,812,674.17	217

Total 31+ Delinquent as % Ending Pool Balance	0.88%
Recoveries	344,904.30
Aggregate Net Losses/(Gains) - March 2012	23,540.46
Overcollateralization Target Amount	19,207,950.72
Actual Overcollateralization	19,207,950.72
Weighted Average APR	4.39%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	33.38

Flow of Funds	$ Amount
Collections	19,736,780.07
Advances	(2,747.88)
Investment Earnings on Cash Accounts	2,450.91
Servicing Fee	(292,503.04)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	19,443,980.06

Distributions of Available Funds
(1) Class A Interest	462,437.66
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,473,649.25
(7) Distribution to Certificateholders	2,426,558.35
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,443,980.06

Servicing Fee	292,503.04
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 03/15/12	317,398,210.50
Principal Paid	16,473,649.25
Note Balance @ 04/16/12	300,924,561.25

Class A-1
Note Balance @ 03/15/12	0.00
Principal Paid	0.00
Note Balance @ 04/16/12	0.00
Note Factor @ 04/16/12	0.0000000%

Class A-2
Note Balance @ 03/15/12	0.00
Principal Paid	0.00
Note Balance @ 04/16/12	0.00
Note Factor @ 04/16/12	0.0000000%

Class A-3
Note Balance @ 03/15/12	87,396,210.50
Principal Paid	16,473,649.25
Note Balance @ 04/16/12	70,922,561.25
Note Factor @ 04/16/12	29.4284487%

Class A-4
Note Balance @ 03/15/12	198,106,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	198,106,000.00
Note Factor @ 04/16/12	100.0000000%

Class B
Note Balance @ 03/15/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	31,896,000.00
Note Factor @ 04/16/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	543,772.46
Total Principal Paid	16,473,649.25

Total Paid	17,017,421.71

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	97,592.44
Principal Paid	16,473,649.25

Total Paid to A-3 Holders	16,571,241.69

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5929894
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9646819

Total Distribution Amount	18.5576713

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4049479
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	68.3553911

Total A-3 Distribution Amount	68.7603390

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/29/12	24,951.10
Balance as of 03/31/12	22,203.22
Change	(2,747.88)

Reserve Account
Balance as of 03/15/12	2,345,271.93
Investment Earnings	274.62
Investment Earnings Paid	(274.62)
Deposit/(Withdrawal)	—
Balance as of 04/16/12	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93